Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Short-term borrowings
13.	Short-term borrowings

As of December 31, 2023, the Group had RMB15.7 million of short-term borrowings and RMB15.2 million of which were obtained in 2023. As of December 31, 2024, the Group had RMB31.7 million of short-term borrowings and RMB28.9 million of which were obtained in 2024.The interest expenses were RMB162, RMB313 and RMB803 for the years ended December 31, 2022, 2023 and 2024.The interest was payable on a monthly or quarterly basis and the principal was due upon maturity, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-27	2,800	3.45%	Bank of China
Loan 2	2025-07-15	8,000	3.95%	Bank of Beijing
Loan 3	2025-08-15	2,000	3.95%	Jiangsu Bank
Loan 4	2025-08-18	1,000	3.95%	Jiangsu Bank
Loan 5	2025-06-14	5,000	2.80%	Industrial and Commercial Bank of China
Loan 6	2025-12-31	10,000	2.50%	Bank of China
Loan 7	2025-06-12	2,000	4.15%	Beijing Bank
Loan 8	2025-07-21	500	4.13%	Bank of Communications
Loan 9	2025-08-11	90	4.13%	Bank of Communications
Loan 10	2025-08-12	90	4.13%	Bank of Communications
Loan 11	2025-08-13	254	4.13%	Bank of Communications
Total		31,734

As of December 31, 2024, the loan 1 and 5 are guaranteed by a third parties, and the loan 2, 3, 4, 6 and 7 are guaranteed by CEO, Mr. Wen.